Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com


John M. Ford
Partner
215.963.5110
jmford@morganlewis.com



March 3, 2006


VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      Oak Associates Funds
         File Nos. 333-42115 and 811-08549
         ---------------------------------

Ladies and Gentlemen:

On behalf of Oak Associates Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 18, which was filed with the US Securities and Exchange Commission via EDGAR accession number 0001135428-06-000078 on February 28, 2006.

Please do no hesitate to contact me at (215) 963-5110 should you have any questions or comments concerning this filing.

Sincerely,

/s/ John M. Ford
----------------
John M. Ford


Enclosures